Other current assets	12 Months Ended
Dec. 31, 2024
Other current assets
Other current assets

22.Other current assets

(Euro thousands)	At December 31,
	2024	2023
Tax recoverable	7,444	7,078
Prepaid expenses	5,592	5,374
Other receivable of royalties	4,975	4,147
Advances and payments on account to vendors	4,261	4,486
Deposits of rental, utility and other	1,808	1,859
Other	5,032	2,706
Total other current assets	29,112	25,650